Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Notes Payable Disclosure Abstract
Schedule of convertible notes payable
	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount	$80,000	$1,259,000
Less: unamortized debt discount	(55,013)	(312,714)
Convertible notes payable, net	$24,987	$946,286

	December 31, 2021	December 31, 2020

Principal amount	$1,259,000	$262,104
Less: unamortized debt discount	(312,714)	(29,234)
Convertible notes payable, net	$946,286	$232,870